GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operations	$ (10,398,764)	$ (2,044,663)	$ (12,437,941)	$ (1,776,490)
Accumulated deficit	(39,257,689)		(28,868,189)	$ (16,285,222)
Working capital deficit	$ (2,978,179)		$ (1,693,741)